GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 5,486
2019	4,505
2020	2,737
2021	1,655
2022	723
Thereafter	558
Intangible assets, net	$ 15,664	$ 14,035